Schedule II - Condensed Financial Information of Registrant (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 1,919,669	$ 4,508,982
Federal income tax recoverable, including amount from subsidiaries	55,498	166,586
Other assets	642,696	349,023
Total assets	73,183,599	80,543,622
Liabilities:
Notes and loan payable	792,073	496,250
Subordinated debentures payable to subsidiary trusts	78,753	78,421
Deferred income taxes	0	914,417
Other liabilities	1,614,479	2,187,249
Total liabilities	70,812,849	72,804,905
Stockholders' equity:
Common stock	84,810	92,514
Additional paid-in capital	1,325,316	1,614,374
Accumulated other comprehensive income (loss)	(3,746,230)	3,192,547
Retained earnings	4,685,593	2,839,254
Total stockholders' equity attributable to American Equity Investment Life Holding Company	2,349,517	7,738,717
Total liabilities and stockholders' equity	73,183,599	80,543,622
Preferred Stock, Series A
Stockholders' equity:
Preferred stock	16	16
Preferred Stock, Series B
Stockholders' equity:
Preferred stock	12	12
Parent Company
Assets
Cash and cash equivalents	531,347	362,245
Equity securities of subsidiary trusts	2,360	2,353
Receivable from subsidiaries	8,868	2,783
Notes receivable from subsidiaries	85,654	165,000
Federal income tax recoverable, including amount from subsidiaries	267,076	217,174
Other assets	33,990	20,134
Total assets, excluding investment in and advances to subsidiaries	929,295	769,689
Investment in and advances to subsidiaries	2,617,873	7,803,501
Total assets	3,547,168	8,573,190
Liabilities:
Notes and loan payable	792,073	496,250
Subordinated debentures payable to subsidiary trusts	78,753	78,421
Deferred income taxes	268,639	223,304
Other liabilities	58,186	36,499
Total liabilities	1,197,651	834,474
Stockholders' equity:
Common stock	84,810	92,514
Additional paid-in capital	1,325,316	1,614,374
Accumulated other comprehensive income (loss)	(3,746,230)	3,192,547
Retained earnings	4,685,593	2,839,254
Total stockholders' equity attributable to American Equity Investment Life Holding Company	2,349,517	7,738,717
Total liabilities and stockholders' equity	3,547,168	8,573,191
Parent Company | Preferred Stock, Series A
Stockholders' equity:
Preferred stock	16	16
Parent Company | Preferred Stock, Series B
Stockholders' equity:
Preferred stock	$ 12	$ 12